Property and Equipment	12 Months Ended
Mar. 31, 2026
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

12. PROPERTY AND EQUIPMENT

During the fiscal year ended March 31, 2026, the Group’s additional property and equipment were approximately US$697,000, of which the Group received government subsidies of US$235,000 from the Hong Kong government in respect of qualified machinery acquired.

During the fiscal year ended March 31, 2026, the Group did not dispose of any property and equipment.

During the fiscal year ended March 31, 2026, the Group recorded depreciation expenses of approximately US$59,000.